American Century Investments®
Quarterly Portfolio Holdings
American Century® Quality Diversified International ETF (QINT)
November 30, 2024

Quality Diversified International ETF - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.2%
Australia — 4.3%
AGL Energy Ltd.	37,283	272,801
Aristocrat Leisure Ltd.	28,142	1,247,992
BHP Group Ltd.	10,574	278,828
Brambles Ltd.	194,758	2,424,813
Cochlear Ltd.	1,425	283,745
Computershare Ltd.	15,417	321,216
Fortescue Ltd.	91,030	1,128,533
Northern Star Resources Ltd.	35,401	405,930
Origin Energy Ltd.	42,903	304,802
Pro Medicus Ltd.	3,120	514,904
REA Group Ltd.(1)	4,737	781,275
Sonic Healthcare Ltd.	15,233	284,737
WiseTech Global Ltd.	8,207	689,496
Xero Ltd.(2)	6,736	767,043
		9,706,115
Austria — 1.7%
ANDRITZ AG	9,501	531,684
BAWAG Group AG(2)	6,248	495,978
Erste Group Bank AG	21,532	1,181,901
OMV AG	26,007	1,042,751
Raiffeisen Bank International AG	29,073	567,839
		3,820,153
Belgium — 0.5%
Ageas SA	6,408	323,911
Anheuser-Busch InBev SA	4,935	265,218
Lotus Bakeries NV	50	601,865
		1,190,994
Canada — 10.1%
Agnico Eagle Mines Ltd.	4,228	356,928
Alamos Gold, Inc., Class A	17,358	326,678
ARC Resources Ltd.	30,017	553,365
Barrick Gold Corp.	31,440	549,886
BCE, Inc.(1)	8,284	224,252
Brookfield Asset Management Ltd., Class A(1)	6,960	397,834
Canadian Natural Resources Ltd.	29,888	1,014,448
Canadian Tire Corp. Ltd., Class A(1)	10,495	1,157,182
Celestica, Inc.(2)	5,332	454,500
Cenovus Energy, Inc.	16,714	263,580
CGI, Inc.	2,828	320,118
Descartes Systems Group, Inc.(2)	2,761	322,678
Dollarama, Inc.	11,445	1,192,199
Enbridge, Inc.	7,535	325,985
Gildan Activewear, Inc.(1)	6,442	319,652
IGM Financial, Inc.(1)	11,608	392,253
Imperial Oil Ltd.(1)	15,855	1,174,247
Intact Financial Corp.	1,787	340,373
Kinross Gold Corp.	72,679	705,713
Loblaw Cos. Ltd.	3,988	517,567
Lundin Mining Corp.(1)	57,058	559,964

Manulife Financial Corp.	81,812	2,633,668
MEG Energy Corp.	14,238	256,275
Nutrien Ltd.	23,501	1,096,557
PrairieSky Royalty Ltd.(1)	28,756	610,632
Quebecor, Inc., Class B(1)	13,683	323,103
Shopify, Inc., Class A(2)	11,460	1,324,776
Stantec, Inc.	13,639	1,181,387
Suncor Energy, Inc.	7,018	279,256
TFI International, Inc.	1,925	291,984
Thomson Reuters Corp.	14,132	2,297,722
Tourmaline Oil Corp.(1)	6,966	328,783
Wheaton Precious Metals Corp.	7,006	436,684
WSP Global, Inc.	1,747	310,668
		22,840,897
Denmark — 2.3%
AP Moller - Maersk AS, B Shares	211	359,095
Danske Bank AS	9,484	272,875
Genmab AS(2)	2,759	594,626
Novo Nordisk AS, Class B	35,426	3,796,596
Pandora AS	1,708	275,594
		5,298,786
Finland — 1.3%
Fortum OYJ	18,870	284,472
Nokia OYJ	429,377	1,803,572
Nordea Bank Abp	24,917	281,550
Wartsila OYJ Abp	30,424	553,684
		2,923,278
France — 7.1%
Amundi SA	3,983	259,455
ArcelorMittal SA	12,487	313,946
Arkema SA	3,071	243,673
AXA SA	7,882	274,710
Cie de Saint-Gobain SA	7,216	658,888
Cie Generale des Etablissements Michelin SCA	7,636	248,422
Credit Agricole SA	19,491	261,040
Dassault Aviation SA	1,308	260,627
Eiffage SA	2,827	255,251
Elis SA	13,462	274,300
Engie SA	144,558	2,304,390
Gaztransport Et Technigaz SA	2,029	295,432
Hermes International SCA	1,041	2,272,114
Ipsen SA	3,374	390,202
La Francaise des Jeux SACA	16,030	633,915
Nexans SA	2,399	272,258
Orange SA(1)	26,068	277,833
Publicis Groupe SA	7,614	827,108
Renault SA	6,204	266,250
Safran SA	1,510	352,350
Sanofi SA	27,824	2,702,467
Schneider Electric SE	1,239	319,192
SEB SA	6,106	580,108
Sodexo SA	4,127	343,211
SPIE SA	8,704	274,335
TotalEnergies SE	4,324	251,312
Vinci SA	2,482	262,332

Vivendi SE(1)	50,885	467,789
		16,142,910
Germany — 7.0%
adidas AG	3,373	797,644
BASF SE	5,796	260,462
Bayer AG	9,781	200,793
Brenntag SE	3,990	257,674
Commerzbank AG	41,186	632,014
Continental AG	4,394	289,173
CTS Eventim AG & Co. KGaA	3,560	315,072
Deutsche Bank AG	99,319	1,689,241
Deutsche Post AG	7,043	259,146
Deutsche Telekom AG	11,620	371,734
Evonik Industries AG	39,055	717,997
Fresenius Medical Care AG	26,188	1,152,599
Fresenius SE & Co. KGaA(2)	42,421	1,493,255
GEA Group AG	6,984	349,711
Hannover Rueck SE	7,841	2,049,278
Heidelberg Materials AG	2,711	342,815
Henkel AG & Co. KGaA	10,477	796,298
HOCHTIEF AG	2,562	319,715
Mercedes-Benz Group AG	4,631	260,351
Nemetschek SE	3,111	322,870
Rational AG	327	306,259
Rheinmetall AG	1,206	795,473
SAP SE	1,363	323,666
Scout24 SE	4,325	389,973
Siemens AG	1,562	303,430
Symrise AG	2,306	255,093
Talanx AG	3,862	327,424
Zalando SE(2)	13,174	411,977
		15,991,137
Hong Kong — 0.2%
PRADA SpA	84,900	584,950
Ireland — 0.3%
Bank of Ireland Group PLC	32,190	282,196
ICON PLC(2)	913	191,958
Kingspan Group PLC	3,447	259,725
		733,879
Israel — 1.8%
Bank Hapoalim BM	29,121	334,714
Bank Leumi Le-Israel BM	31,252	356,150
CyberArk Software Ltd.(2)	2,174	703,311
ICL Group Ltd.	133,645	607,420
Israel Discount Bank Ltd., A Shares	54,211	356,882
Monday.com Ltd.(2)	1,222	348,710
Nice Ltd.(2)	1,844	332,784
Nova Ltd.(2)	1,395	256,345
Teva Pharmaceutical Industries Ltd.(2)	15,922	264,993
Wix.com Ltd.(2)	2,049	458,443
		4,019,752
Italy — 4.3%
A2A SpA	149,785	338,327
Banca Monte dei Paschi di Siena SpA(1)	52,207	343,167
Banco BPM SpA	126,773	965,998

BPER Banca SpA	53,986	329,474
Buzzi SpA	13,347	565,652
Enel SpA	49,518	356,603
Ferrari NV	5,395	2,342,293
Generali(1)	10,723	306,787
Hera SpA	77,488	287,479
Intesa Sanpaolo SpA(1)	74,709	286,773
Moncler SpA(1)	4,813	235,694
Prysmian SpA	13,148	867,266
Recordati Industria Chimica e Farmaceutica SpA	5,033	274,257
Reply SpA(1)	2,037	326,170
Tenaris SA	18,876	362,139
UniCredit SpA	31,556	1,212,123
Unipol Gruppo SpA	27,689	334,149
		9,734,351
Japan — 20.6%
ABC-Mart, Inc.	14,200	292,171
Advantest Corp.	8,900	492,885
AGC, Inc.	9,200	288,738
Aisin Corp.	51,600	544,884
ANA Holdings, Inc.	15,100	291,763
Asahi Kasei Corp.	44,200	315,887
Asics Corp.	18,500	373,762
Astellas Pharma, Inc.(1)	28,400	295,724
Chugai Pharmaceutical Co. Ltd.	26,800	1,179,426
Daiichi Sankyo Co. Ltd.(1)	66,200	2,102,231
Daiwa Securities Group, Inc.(1)	43,500	292,658
Denso Corp.(1)	148,100	2,120,297
Disco Corp.(1)	2,400	655,836
Ebara Corp.	42,300	636,319
Fast Retailing Co. Ltd.	1,000	342,672
Fuji Electric Co. Ltd.	4,800	271,229
Fujikura Ltd.	9,600	342,844
Hitachi Ltd.	11,700	294,850
Hoya Corp.	5,900	762,716
Idemitsu Kosan Co. Ltd.	166,100	1,109,714
Isuzu Motors Ltd.(1)	140,300	1,871,523
ITOCHU Corp.	8,900	440,355
Japan Airlines Co. Ltd.	17,500	291,346
Japan Tobacco, Inc.	86,100	2,428,872
Kansai Electric Power Co., Inc.(1)	16,700	215,168
Kao Corp.	6,900	300,222
Kawasaki Kisen Kaisha Ltd.	20,400	271,824
KDDI Corp.	8,900	294,166
Kirin Holdings Co. Ltd.	20,700	289,254
Kobe Bussan Co. Ltd.(1)	10,200	257,596
Konami Group Corp.	9,000	889,830
Kyocera Corp.	195,700	1,930,064
Makita Corp.	10,300	323,438
Mazda Motor Corp.	77,900	496,777
McDonald's Holdings Co. Japan Ltd.(1)	7,000	289,803
MEIJI Holdings Co. Ltd.	12,100	258,918
Mitsubishi Chemical Group Corp.	63,900	336,185
Mitsubishi Electric Corp.(1)	17,300	293,743
MonotaRO Co. Ltd.(1)	20,500	366,260

MS&AD Insurance Group Holdings, Inc.	13,300	297,853
Murata Manufacturing Co. Ltd.	14,500	242,625
NEC Corp.	8,800	752,386
Nexon Co. Ltd.(1)	16,600	228,310
NIDEC Corp.	14,500	267,433
Nippon Sanso Holdings Corp.	8,700	254,619
Niterra Co. Ltd.	20,500	636,303
Nitto Denko Corp.	17,500	279,786
Ono Pharmaceutical Co. Ltd.	19,900	228,634
ORIX Corp.	11,800	265,620
Otsuka Corp.	15,200	379,648
Otsuka Holdings Co. Ltd.	13,600	790,238
Panasonic Holdings Corp.	224,200	2,187,300
Recruit Holdings Co. Ltd.	27,200	1,891,969
Ryohin Keikaku Co. Ltd.	15,500	318,935
Sanwa Holdings Corp.	12,500	377,536
SBI Holdings, Inc.	23,700	599,169
SCREEN Holdings Co. Ltd.	8,000	505,942
SCSK Corp.	17,400	352,582
Seiko Epson Corp.	18,000	320,714
Shin-Etsu Chemical Co. Ltd.(1)	35,900	1,332,190
Sony Group Corp.	17,300	347,320
Subaru Corp.	16,500	264,769
Sumitomo Electric Industries Ltd.	17,500	337,866
Sumitomo Forestry Co. Ltd.(1)	18,000	687,035
Sumitomo Mitsui Financial Group, Inc.	25,000	617,020
Suntory Beverage & Food Ltd.	8,300	282,839
TDK Corp.	235,800	3,056,325
Terumo Corp.(1)	16,700	341,097
TIS, Inc.(1)	11,500	282,017
Tokyo Electron Ltd.	6,000	940,692
Tokyo Gas Co. Ltd.(1)	12,100	364,735
Toyo Suisan Kaisha Ltd.	5,300	372,347
Toyota Tsusho Corp.	50,500	864,041
Unicharm Corp.	8,800	229,264
Zensho Holdings Co. Ltd.(1)	6,500	392,439
		46,741,548
Netherlands — 5.5%
Adyen NV(2)	548	797,621
Arcadis NV	8,611	567,698
ASM International NV	1,188	639,353
ASML Holding NV(1)	1,321	902,650
BE Semiconductor Industries NV(1)	2,241	266,457
DSM-Firmenich AG	2,654	291,525
EXOR NV	2,643	261,048
Heineken Holding NV	4,003	253,660
ING Groep NV	91,658	1,414,957
JDE Peet's NV	13,206	262,902
Koninklijke Ahold Delhaize NV	72,159	2,490,711
Koninklijke Philips NV(2)	9,840	269,160
NN Group NV	37,566	1,743,378
Randstad NV(1)	19,925	875,001
Universal Music Group NV(1)	46,008	1,107,851
Wolters Kluwer NV	1,719	286,886
		12,430,858

New Zealand — 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	30,154	679,922
Norway — 1.8%
Aker BP ASA	25,048	515,046
DNB Bank ASA	13,692	286,540
Equinor ASA	30,306	734,542
Kongsberg Gruppen ASA	6,190	729,442
Orkla ASA	33,278	307,391
Salmar ASA	5,723	298,028
Telenor ASA	24,960	294,293
Var Energi ASA	89,645	294,988
Yara International ASA	20,069	565,904
		4,026,174
Portugal — 0.4%
Banco Comercial Portugues SA, R Shares	710,949	336,519
Galp Energia SGPS SA	18,092	297,449
Jeronimo Martins SGPS SA	16,107	314,036
		948,004
Singapore — 1.0%
Genting Singapore Ltd.	2,830,400	1,617,320
Singapore Airlines Ltd.(1)	60,900	286,881
Singapore Exchange Ltd.	35,500	337,013
		2,241,214
Spain — 3.1%
ACS Actividades de Construccion y Servicios SA	6,447	299,639
Aena SME SA	7,196	1,558,451
Banco Bilbao Vizcaya Argentaria SA	59,427	561,356
Banco Santander SA	62,014	286,294
Bankinter SA(1)	73,342	580,183
CaixaBank SA	50,724	275,670
Endesa SA	14,417	316,053
Industria de Diseno Textil SA	20,661	1,140,140
International Consolidated Airlines Group SA	117,840	391,593
Mapfre SA(1)	600,474	1,560,986
		6,970,365
Sweden — 3.7%
AAK AB	20,587	557,935
AddTech AB, B Shares	11,074	304,865
Alfa Laval AB	7,540	321,268
Atlas Copco AB, A Shares	18,522	296,095
Beijer Ref AB(1)	17,962	283,383
Essity AB, B Shares	89,973	2,478,586
Getinge AB, B Shares(1)	14,035	219,764
H & M Hennes & Mauritz AB, B Shares(1)	38,596	535,752
Indutrade AB	9,450	241,407
Lifco AB, B Shares	12,012	364,974
Securitas AB, B Shares(1)	52,320	663,001
SKF AB, B Shares	15,922	306,118
Swedish Orphan Biovitrum AB(2)	11,394	315,945
Telefonaktiebolaget LM Ericsson, B Shares	78,241	635,686
Telia Co. AB	97,221	285,039
Trelleborg AB, B Shares	7,533	249,173
Volvo AB, B Shares	11,137	277,394
		8,336,385

Switzerland — 6.2%
ABB Ltd.	5,101	291,212
Clariant AG(1)(2)	18,643	225,176
Julius Baer Group Ltd.(1)	4,918	325,697
Logitech International SA	7,979	648,441
Novartis AG	33,764	3,579,639
On Holding AG, Class A(2)	6,616	385,911
Partners Group Holding AG	542	787,677
PSP Swiss Property AG	2,035	296,750
Roche Holding AG	11,355	3,299,203
Siegfried Holding AG(2)	252	318,783
Straumann Holding AG	4,800	627,039
Sulzer AG	1,906	287,394
Swiss Prime Site AG(1)	3,095	342,165
Swiss Re AG	2,159	319,057
Swissquote Group Holding SA	765	301,015
Temenos AG	4,231	278,587
UBS Group AG	26,348	852,031
VAT Group AG	581	232,094
Ypsomed Holding AG	590	240,020
Zurich Insurance Group AG	539	342,111
		13,980,002
United Kingdom — 13.0%
3i Group PLC	16,363	773,237
Admiral Group PLC	31,780	1,036,800
Anglo American PLC	10,209	327,834
Antofagasta PLC	12,506	271,134
Associated British Foods PLC	37,049	1,037,016
Aviva PLC	46,243	284,793
BAE Systems PLC	17,972	280,900
Barclays PLC	554,971	1,860,264
Barratt Redrow PLC	45,191	246,113
Beazley PLC	33,279	328,790
BP PLC	51,550	252,443
British American Tobacco PLC	49,940	1,896,738
BT Group PLC(1)	165,786	336,238
Bunzl PLC	6,182	279,964
Centrica PLC	173,148	280,817
Coca-Cola HBC AG(2)	8,266	295,052
Compass Group PLC	37,928	1,299,555
DCC PLC	4,187	305,345
Diploma PLC	6,199	352,132
Evraz PLC(2)(3)	199,959	25
Glencore PLC(2)	64,393	311,804
GSK PLC	60,686	1,030,952
Hikma Pharmaceuticals PLC	11,767	288,143
Howden Joinery Group PLC	49,803	517,909
HSBC Holdings PLC	299,200	2,804,079
Imperial Brands PLC	11,311	369,941
Informa PLC	26,026	283,923
InterContinental Hotels Group PLC	9,387	1,171,256
J Sainsbury PLC	85,662	284,875
Kingfisher PLC	94,234	297,213
Marks & Spencer Group PLC	74,391	362,630
NatWest Group PLC	63,763	327,062

Next PLC	4,904	629,832
Pearson PLC	23,285	365,363
RELX PLC	6,276	295,876
Rio Tinto PLC	41,959	2,638,084
Rolls-Royce Holdings PLC(2)	58,204	414,031
Schroders PLC	65,679	263,557
Shell PLC	83,693	2,714,966
Smith & Nephew PLC	19,766	250,892
Standard Chartered PLC	28,313	350,033
Tesco PLC	74,994	349,808
Unilever PLC	4,649	278,391
Vodafone Group PLC	305,399	275,544
WPP PLC	74,547	815,400
		29,436,754
United States — 2.7%
Autoliv, Inc.	7,967	789,689
Bunge Global SA	2,823	253,336
CRH PLC	25,866	2,645,316
Flex Ltd.(2)	9,157	356,848
Janus Henderson Group PLC	14,598	660,997
Noble Corp. PLC	6,942	232,349
NXP Semiconductors NV	2,197	503,926
TechnipFMC PLC	12,589	394,917
Waste Connections, Inc.	1,697	326,622
		6,164,000
TOTAL COMMON STOCKS (Cost $205,764,465)		224,942,428
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.(2) (Cost $—)	966	7
SHORT-TERM INVESTMENTS — 6.1%
Money Market Funds — 6.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	633,405	633,405
State Street Navigator Securities Lending Government Money Market Portfolio(4)	13,111,103	13,111,103
TOTAL SHORT-TERM INVESTMENTS (Cost $13,744,508)		13,744,508
TOTAL INVESTMENT SECURITIES — 105.3% (Cost $219,508,973)		238,686,943
OTHER ASSETS AND LIABILITIES — (5.3)%		(12,053,773)
TOTAL NET ASSETS — 100.0%		$226,633,170

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	17.5%
Industrials	15.1%
Consumer Discretionary	14.7%
Health Care	12.8%
Information Technology	10.1%
Materials	8.4%
Consumer Staples	8.2%
Energy	5.9%
Communication Services	3.9%
Utilities	2.3%
Real Estate	0.3%
Short-Term Investments	6.1%
Other Assets and Liabilities	(5.3)%

NOTES TO SCHEDULE OF INVESTMENTS
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $16,595,623. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Security may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $17,458,108, which includes securities collateral of $4,347,005.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Canada	$9,145,172	$13,695,725	—
Ireland	191,958	541,921	—
Israel	1,766,809	2,252,943	—
Italy	2,342,293	7,392,058	—
Switzerland	385,911	13,594,091	—
United States	6,164,000	—	—
Other Countries	—	167,469,547	—
Warrants	—	7	—
Short-Term Investments	13,744,508	—	—
	$33,740,651	$204,946,292	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.